CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Treasury shares	Capital stock
Beginning balance at Dec. 31, 2022	$ 181,964	$ 554,209	$ 2,220	$ (385,884)	$ (407)	$ 0	$ 11,826
Net income (loss)	5,416			5,416
Other comprehensive income (loss)	(120)			(4)	(116)
Total comprehensive income (loss)	5,296			5,412	(116)
Share-based payment transactions	3,210		3,210
Shares repurchased and retired	(51,064)	(76,475)	27,235			(190)	(1,634)
Ending balance at Dec. 31, 2023	139,406	477,734	32,665	(380,472)	(523)	(190)	10,192
Net income (loss)	5,021			5,021
Other comprehensive income (loss)	(186)			31	(217)
Total comprehensive income (loss)	4,835			5,052	(217)
Share-based payment transactions	2,774		2,774
Shares repurchased and retired	0	(319)	136			190	(7)
Ending balance at Dec. 31, 2024	147,015	477,415	35,575	(375,420)	(740)	0	10,185
Net income (loss)	4,643			4,643
Other comprehensive income (loss)	27			(16)	43
Total comprehensive income (loss)	4,670			4,627	43
Share-based payment transactions	1,410		1,410
Ending balance at Dec. 31, 2025	$ 153,095	$ 477,415	$ 36,985	$ (370,793)	$ (697)	$ 0	$ 10,185